EXHIBIT 99.1 – ADMINISTRATOR’S DISTRIBUTION DATE CERTIFICATE

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date—07/26/07

Collection Period—June 2007

1. Restricted Cash Account Activity	N/A	N/A	06/30/07
A. Collection Account Activity

Beginning Collection Account Balance 06/07/2007	$—	$—	$—
Collection period payment activity
Principal Payments	—	—	5,068,426
Principal Claim Payments	—	—	51,716
Interest Payments	—	—	2,068,105
Interest Claim Payments	—	—	995
Fees	—	—	6,245
Repurchased principal and interest	—	—	—

Subtotal	—	—	7,195,486
Prior Period Collections Deposited by the Servicer in the Current Period	—	—	—
Current Period Collections Deposited by the Servicer in the Subsequent Period	—	—	(475,116)

Total Cash Remitted by the Servicers During the Current collection Period	—	—	6,720,371

Other Deposits
Special Allowance Payments	—	—	—
Subsidy Payments	—	—	—
Interest Earnings on Trust Accounts	—	—	—

Total Deposits	—	—	6,720,371

Amounts transferred from other Trust Funds	—	—	—

Subtotal	—	—	6,720,371

Total Distributions (Prior Period)	—	—	(1,327,999)

Collection Account Balance at the end of the Collection Period 06/30/2007	$—	$—	$5,392,372

B. Distributions from the Collection Account

Distribution Date	N/A	06/25/07	07/25/07
To the U.S. Department of Education	$—	$—	$817,399
To Servicers, Trustee, Delaware Trustee, Administration Fees	—	—	—
To Pay Future Trustee, Administration, and Interest Distributions	—	1,327,999	4,574,973
To Pay Interest on Class A Notes	—	—	—
To Pay Principal on Class A Notes	—	—	—
To Pay Interest on Class B Notes	—	—	—
To Pay Principal on Class B Notes	—	—	—
To Pay Interest on Class C Notes	—	—	—
To Pay Principal on Class C Notes	—	—	—
For Redemption of Notes	—	—	—
To Pay Carry-Over Interest Amounts on Notes	—	—	—
To Swap Counterparties	—	—	—
To the Reserve Account	—	—	—
To the Acquisition Account	—	—	—
To the Remarketing Fee Fund	—	—	—
To the Supplemental Interest Fund	—	—	—
To the Surplus Fund/Issuer	—	—	—

Total Collection Account Distributions	$—	$1,327,999	$5,392,372

C. Payments from the Trust Estate

Total Restricted Cash at the beginning of the collection period	$—	$—	$218,008,721
Total Deposits	—	218,008,721	6,720,371
Note Retirements	—	—	—
Payments	—	—	—
Class A ARN Notes	—	—	(140,438)
Class B ARN Notes	—	—	—
Class C ARN Notes	—	—	—
Class A FRN Notes	—	—	—
Class B FRN Notes	—	—	—
Class C FRN Notes	—	—	—
Consolidation Rebate	—	—	—
Broker Dealer	—	—	(3,938)
Auction Agent	—	—	—
Servicing	—	—	—
Administrative	—	—	—
Trustee	—	—	—
Amounts released to Issuer	—	—	(3,341,225)

Miscellaneous	—	—	(3,485,600)

Total Payments	$—	$218,008,721	$221,243,491

Total Restricted Cash Account Balance at the end of the Collection Period

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date—07/26/07

Collection Period—June 2007

1. Restricted Cash Account Activity (Continued)
D. Collection Account Activity

Available Collection Account Balance on 07/25/2007	$5,392,372
To the U.S. Department of Education	(817,399)
To the Future Distribution Fund for Trustee Payments on 07/25/2007	(10,500)
To Future Distribution Fund for Class A Interest Payments on 07/25/2007	(4,564,473)
To Future Distribution Fund for Class B Interest Payments on 07/25/2007	—

Ending Available Collection Account Balance on 07/25/2007	$—

E. Future Distribution Fund Activity

Beginning Future Distribution Fund 07/25/2007	$1,183,624
From the Collection Account on 07/25/2007	4,574,973
From the Capitalized Interest Account on 07/25/2007	8,039,378
To the Trustee on 07/26/2007	(5,250)
To the Class A Noteholders for Interest on 07/26/2007	—
To the Class B Noteholders for Interest on 07/26/2007	(189,000)

Ending Future Distribution Fund Balance 07/26/2007	$13,603,726

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date— 07/26/07

Collection Period—June 2007

2. Notes Balances	Original Balance	Beginning Balance	Interest Paid	Principal Paid	Ending Balance	Current Factor
Senior FRN:
A-1	$237,000,000	$237,000,000	$—	$—	$237,000,000	1.0000
A-2	155,000,000	155,000,000	—	—	155,000,000	1.0000
A-3	279,000,000	279,000,000	—	—	279,000,000	1.0000
A-4	331,000,000	331,000,000	—	—	331,000,000	1.0000
A-5	118,000,000	118,000,000	—	—	118,000,000	1.0000

Subtotal	1,120,000,000	1,120,000,000	—	—	1,120,000,000	1.0000
Subordinate ARN:
B-1	45,000,000	45,000,000	(140,438)	—	45,000,000	1.0000

Subtotal	45,000,000	45,000,000	(140,438)	—	45,000,000	1.0000
Subordinate FRN:
C-1	35,000,000	35,000,000	—	—	35,000,000	1.0000

Subtotal	35,000,000	35,000,000	—	—	35,000,000	1.0000
Total	$1,200,000,000	$1,200,000,000	$(140,438)	$—	$1,200,000,000	1.0000

3. Portfolio Overview	N/A	N/A	Change	6/7/07 Closing	Change	06/30/07
Beginning Balance				$—	$924,346,105	$924,346,105
Loans Purchased				924,346,105	(920,891,619)	3,454,485
Loans Repurchased				—	—	—
Loans Sold				—	—	—
Loans Repaid				—	(5,068,426)	(5,068,426)
Claims Paid				—	(51,716)	(51,716)
Capitalized Interest				—	875,627	875,627
Servicer Adjustments				—	3,371	3,371

Ending Balance				$924,346,105	$(786,659)	$923,559,446

Accrued Interest				$9,980,187	630,187	$10,610,374
SAP Receivable				—	—	1,468,457
Servicer Payments Due				—	—	475,116
Trust Cash Accounts				218,008,721	3,234,771	221,243,491

Total Assets				$1,152,335,013	$5,021,872	$1,157,356,885

Senior Notes				$1,120,000,000	$—	$1,120,000,000
Subordinate Notes				80,000,000	—	80,000,000
Accrued Liabilities				—	—	4,265,347

Total Liabilities				$1,200,000,000	$—	$1,204,265,347

Selected Statistics:
Asset Coverage (a)				96.03%	0.06%	96.09%
Asset Coverage (aaa)				102.89%	0.07%	102.95%
Subordinate %				6.67%	0.00%	6.67%
WA Coupon				5.66%	0.00%	5.66%
Daily Avg 1 Mon Libor				5.32%	0.00%	5.32%
Avg 3 Mon Libor				5.36%	0.00%	5.36%
Average Balance				$38,866	75	$38,941
WA Rem. Mo.				289	4	292.5
Number of Loans				23,783	(66)	23,717
Estimated % CPR				0.00%	3.60%	3.60%
4. Trust Cash Accounts				6/7/07 Closing	Change	06/30/07
Collection acct.				$—	$5,392,372	$5,392,372
Reserve acct.				2,761,717	—	2,761,717
Prefunding acct.				140,360,612	—	140,360,612
Add-on Consol acct.				29,886,391	(3,341,225)	26,545,166
Capitalized Int. acct.				45,000,000	—	45,000,000
Future Distribution Fund				—	1,183,624	1,183,624

Total				$218,008,721	$3,234,771	$221,243,491
5. Accrued Liabilities				6/7/07 Closing	Change	06/30/07
Accrued Liabilities
Interest Payable				$—	$4,226,424	$4,226,424
Admin Fee Payable				—	38,924	38,924

Total				$—	$4,265,347	$4,265,347

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date— 07/26/07

Collection Period—June 2007

6. Claims in process				6/7/07 Closing	Change	06/30/07
Beginning Balance				$—	$—	$—
Net Claims Filed				—	1,469,164	1,469,164
Net Settlements				—	(51,716)	(51,716)
Administrative				—	—	—
Net Rejects				—	—	—
Total	$—	$—	$—	$—	$1,417,448	$1,417,448

7. Loans by School Type	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
(current month)
4-Year	0.00%	$—	0.00%	—	0.00%	$—
2-Year	0.00%	—	0.00%	—	0.00%	—
Proprietary	0.00%	—	0.00%	—	0.00%	—
Graduate	0.00%	—	0.00%	—	0.00%	—
Other/Unknown	5.66%	923,559,446	100.00%	23,717	100.00%	38,941

Total	5.66%	$923,559,446	100.00%	23,717	100.00%	$38,941

8. Loans by Status ($)	N/A	Distribution	N/A	Distribution	06/30/07	Distribution
In Repayment, days DQ
0-30					$529,133,298	57.29%
31-60					31,917,002	3.46%
61-90					14,956,521	1.62%
91-120					9,105,655	0.99%
121-150					5,939,143	0.64%
151-180					4,514,181	0.49%
181-210					4,108,206	0.44%
211-240					3,466,461	0.38%
241-270					2,248,552	0.24%
270+					2,031,364	0.22%

Total repayment					$607,420,383	65.77%
In School					—	0.00%
Grace					—	0.00%
Deferment					202,752,339	21.95%
Forbearance					111,969,276	12.12%
Claims in Process					1,417,448	0.15%
Administrative					—	0.00%
Net Rejects					—	0.00%

Total					$923,559,446	100.00%

9. Loans by Status (#)					06/30/07	Distribution
In Repayment, days DQ
0-30					14,670	61.85%
31-60					872	3.68%
61-90					421	1.78%
91-120					267	1.13%
121-150					181	0.76%
151-180					140	0.59%
181-210					96	0.40%
211-240					91	0.38%
241-270					54	0.23%
270+					47	0.20%

Total repayment					16,839	71.00%
In School					—	0.00%
Grace					—	0.00%
Deferment					4,413	18.61%
Forbearance					2,430	10.25%
Claims in Process					35	0.15%
Administrative					—	0.00%
Net Rejects					—	0.00%

Total					23,717	100.00%

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date— 07/26/07

Collection Period—June 2007

10. Loans by Guarantor	WA Coupon	$ of Loans	Distribution	# of Loans	Distribution	Avg. Loan Balance
(current month)
ASA	5.62%	$32,994,424	3.57%	624	2.63%	$52,876
Great Lakes	5.66%	889,946,827	96.36%	23,075	97.29%	38,568
ECMC	5.40%	618,194	0.07%	18	0.08%	34,344

Total	5.66%	$923,559,446	100.00%	23,717	100.00%	$38,941

11. Loans by Servicer	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Default Guarantee
(current month)
ACS	5.62%	$33,612,619	3.64%	642	2.71%	99.00%
Great Lakes	5.66%	889,946,827	96.36%	23,075	97.29%	99.00%

Total	5.66%	$923,559,446	100.00%	23,717	100.00%	99.00%

12. Loans by Program	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
(current month)
Subsidized Stafford	0.00%	$—	0.00%	—	0.00%	$—
Unsubsidized Stafford	0.00%	—	0.00%	—	0.00%	—
PLUS	0.00%	—	0.00%	—	0.00%	—
Consolidation	5.66%	923,559,446	100.00%	23,717	100.00%	38,941
Non-FFELP	0.00%	—	0.00%	—	0.00%	—

Total	5.66%	$923,559,446	100.00%	23,717	100.00%	$38,941

13. Loans by APR	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
(current month)
<4%	3.47%	$108,096,254	11.70%	2,481	10.46%	$43,570
4-5%	4.52%	230,315,014	24.94%	5,402	22.78%	42,635
5-6%	5.40%	194,792,120	21.09%	4,669	19.69%	41,720
6-7%	6.47%	176,409,906	19.10%	4,785	20.18%	36,867
7-8%	7.32%	151,258,477	16.38%	4,618	19.47%	32,754
8+%	8.13%	62,687,676	6.79%	1,762	7.43%	35,578

Total	5.66%	$923,559,446	100.00%	23,717	100.00%	$38,941

14. Remaining Term	$ of loans	Distribution	# of loans	Distribution	Avg. Loan Balance	Avg. Loan Balance
						(prior month	)
0-60	$59,731	0.01%	5	0.02%	$11,946	$—
61-120	1,205,571	0.13%	175	0.74%	6,889	—
121-180	37,511,848	4.06%	2,570	10.84%	14,596	—
181-240	256,760,223	27.80%	9,624	40.58%	26,679	—
241-300	223,620,992	24.21%	5,931	25.01%	37,704	—
301-360	262,733,538	28.45%	3,818	16.10%	68,814	—
361+	141,667,542	15.34%	1,594	6.72%	88,875	—

Total	$923,559,446	100.00%	23,717	100.00%	$38,941	$—

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date— 07/26/07

Collection Period—June 2007

SAP Interest Index	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
3-Month CP Index	0.00%	$923,559,446	100.00%	23,717	100.00%	$38,941

Disbursement Date	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
Date	0.00%	$923,559,446	100.00%	23,717	100.00%	$38,941

Loan by Balance	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
$9,999.99 or less	6.68%	4,618,785	0.50%	679	2.86%	$6,802
$10,000—$14,999	6.62%	12,927,925	1.40%	1,026	4.33%	12,600
$15,000—$19,999	5.94%	39,346,965	4.26%	2,215	9.34%	17,764
$20,000—$24,999	5.92%	96,595,506	10.46%	4,297	18.12%	22,480
$25,000—$29,999	5.85%	85,406,640	9.25%	3,127	13.18%	27,313
$30,000—$39,999	5.68%	150,950,399	16.34%	4,360	18.38%	34,622
$40,000—$49,999	5.57%	119,012,341	12.89%	2,666	11.24%	44,641
$50,000—$59,999	5.51%	92,233,084	9.99%	1,692	7.13%	54,511
$60,000—$69,999	5.45%	82,379,282	8.92%	1,275	5.38%	64,611
$70,000—$79,999	5.46%	55,299,473	5.99%	740	3.12%	74,729
$80,000—$89,999	5.51%	39,835,756	4.31%	470	1.98%	84,757
$90,000—$99,999	5.57%	29,127,363	3.15%	308	1.30%	94,569
$100,000—$124,999	5.54%	50,055,695	5.42%	452	1.91%	110,743
$125,000—$149,999	5.51%	26,530,993	2.87%	196	0.83%	135,362
$150,000 or greater	5.60%	39,239,239	4.25%	214	0.90%	183,361
Total	5.66%	$923,559,446	100.00%	23,717	100.00%	$38,941

Loan by State	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
AK	5.77%	$1,842,364	0.20%	59.00	0.25%	$31,227
AL	5.57%	14,887,383	1.61%	356.00	1.50%	41,818
AR	5.71%	6,567,293	0.71%	170.00	0.72%	38,631
AZ	5.74%	16,974,881	1.84%	443.00	1.87%	38,318
CA	5.67%	92,197,844	9.98%	2,328.00	9.82%	39,604
CO	5.73%	18,919,708	2.05%	488.00	2.06%	38,770
CT	5.76%	9,667,677	1.05%	268.00	1.13%	36,073
DC	5.17%	4,409,246	0.48%	92.00	0.39%	47,927
DE	5.58%	2,609,065	0.28%	72.00	0.30%	36,237
FL	5.77%	47,081,108	5.10%	1,178.00	4.97%	39,967
GA	5.58%	35,092,749	3.80%	831.00	3.50%	42,230
HI	5.78%	4,226,037	0.46%	112.00	0.47%	37,732
IA	5.48%	11,272,319	1.22%	324.00	1.37%	34,791
ID	5.53%	5,853,329	0.63%	154.00	0.65%	38,009
IL	5.63%	42,535,171	4.61%	1,055.00	4.45%	40,318
IN	5.91%	15,513,467	1.68%	415.00	1.75%	37,382
KS	5.51%	10,420,684	1.13%	257.00	1.08%	40,547
KY	5.66%	9,437,794	1.02%	251.00	1.06%	37,601
LA	6.04%	12,110,546	1.31%	318.00	1.34%	38,083
MA	5.65%	20,572,987	2.23%	519.00	2.19%	39,640
MD	5.68%	22,910,191	2.48%	532.00	2.24%	43,064
ME	5.69%	3,525,138	0.38%	97.00	0.41%	36,342
MI	5.56%	36,328,178	3.93%	884.00	3.73%	41,095
MN	5.57%	18,916,967	2.05%	568.00	2.39%	33,305
MO	5.59%	18,157,826	1.97%	445.00	1.88%	40,804
MS	5.75%	9,006,643	0.98%	241.00	1.02%	37,372
MT	5.60%	2,466,334	0.27%	68.00	0.29%	36,270
NC	5.80%	25,385,358	2.75%	663.00	2.80%	38,289
ND	5.75%	2,959,184	0.32%	99.00	0.42%	29,891
NE	5.68%	4,501,248	0.49%	121.00	0.51%	37,200
NH	5.71%	3,578,538	0.39%	99.00	0.42%	36,147
NJ	5.67%	29,366,961	3.18%	742.00	3.13%	39,578
NM	5.87%	4,612,238	0.50%	130.00	0.55%	35,479
NV	5.61%	5,893,677	0.64%	156.00	0.66%	37,780
NY	5.56%	78,968,959	8.55%	2,008.00	8.47%	39,327
OH	5.69%	44,705,121	4.84%	1,154.00	4.87%	38,739
OK	5.79%	8,902,707	0.96%	231.00	0.97%	38,540
OR	5.29%	14,125,845	1.53%	362.00	1.53%	39,022
PA	5.64%	39,014,812	4.22%	1,030.00	4.34%	37,878
RI	5.70%	3,248,506	0.35%	79.00	0.33%	41,120
SC	5.82%	15,073,298	1.63%	410.00	1.73%	36,764
SD	5.45%	3,880,884	0.42%	113.00	0.48%	34,344
TN	5.79%	14,346,150	1.55%	368.00	1.55%	38,984
TX	5.75%	50,730,968	5.49%	1,355.00	5.71%	37,440
UT	5.51%	4,270,537	0.46%	123.00	0.52%	34,720
VA	5.66%	23,875,196	2.59%	598.00	2.52%	39,925
VT	5.67%	2,462,219	0.27%	45.00	0.19%	54,716
WA	5.57%	21,109,582	2.29%	546.00	2.30%	38,662
WI	5.61%	15,328,079	1.66%	435.00	1.83%	35,237
WV	5.55%	5,130,154	0.56%	142.00	0.60%	36,128
WY	5.72%	1,449,048	0.16%	39.00	0.16%	37,155
Other	5.48%	7,137,245	0.77%	144.00	0.61%	49,564

Total	5.66%	$923,559,446	100.00%	23,717	100.00%	$38,941

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date— 07/26/07

Collection Period—June 2007

WA Remaining Term by Status	Deferment	Forbearance	Repayment	Remaining Term
Deferment	12	—	307	319
Forbearance	—	4	305	309
Repayment	—	—	281	281

Total	3	0	289	292

Note Interest Rates	N/A	N/A	6/7/07	06/28/07	07/26/07	Notes Outstanding
Senior FRN:
A-1			5.39%	5.39%	5.39%	$237,000,000
A-2			5.43%	5.43%	5.43%	155,000,000
A-3			5.46%	5.46%	5.46%	279,000,000
A-4			5.49%	5.49%	5.49%	331,000,000
A-5			5.53%	5.53%	5.53%	118,000,000
A-6						—

Subtotal						$1,120,000,000
Subordinate ARN:
B			5.35%	5.40%	5.38%	45,000,000

Subtotal						45,000,000
Subordinate FRN:
C			5.77%	5.77%	5.77%	35,000,000

Subtotal						35,000,000

Total						$1,200,000,000